Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
11.	Related Party Transactions

Our notes payable, both before and after the recapitalization of March 19, 2012, are held by a number of lenders, some of whom also invested in our stock. As a result, these entities are considered related parties. Interest expense under these arrangements totaled $3.4 million and $10.2 million for the three and nine months ended September 30, 2011, respectively, and $3.1 million and $9.2 million for the three and nine months ended September 30, 2012, respectively, and debt extinguishment expense associated with the recapitalization totaled $3.7 million for the nine months ended September 30, 2012.

In an agreement dated April 13, 2012, the Company and an affiliate of Parthenon Capital Partners terminated an existing advisory services agreement, which called for quarterly payments of $0.1 million. As part of the April 13, 2012 termination agreement, the Company agreed to pay Parthenon Capital $1.3 million in equal quarterly installments of $0.1 million beginning in April 2012, provided that the remaining balance will become due and payable immediately upon the closing of an IPO or the sale of the Company. The Company paid two quarterly installments of $0.1 million and paid the remaining balance of $1.1 million on August 15, 2012, the date the IPO closed. The Company accrued expense of $1.3 million in the second quarter of 2012 to account for the termination agreement. In addition, the agreement specifies that the affiliate will be due a fee equal to 1% of the aggregate gross proceeds of an IPO offering or 1% of the aggregate consideration paid in connection with the sale of the Company, as applicable. The Company expensed and paid $0.9 million to Parthenon Capital Partners in August 2012 upon successful closing of the IPO.

(10)	Related-Party Transactions

The Company’s notes payable are held by a number of lenders, some of whom also invested in stock or option shares of the Company. As a result, these entities are considered related parties. Interest expense under these arrangements totaled $12,989,000, $13,233,000 and $12,276,000 for 2009, 2010 and 2011, respectively. During 2010 and 2011, the debt agreements were amended. See further discussion at Note 4.

The Company is a party to an advisory services agreement with an entity associated with its majority stockholder. Expenses incurred under this agreement totaled $684,000, $759,000 and $634,000 in 2009, 2010 and 2011, respectively.

In 2010, the Company entered into a year-to-year lease for condominium owned by a Company executive commencing March 2010. Payments for the unit totaled $22,500 and $27,000 in 2010 and 2011, respectively.